Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
17.
Share-based Compensation

Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Cost of revenues	$621	$212	$82
Research and development expenses	12,696	17,062	3,274
Sales and marketing expenses	4,145	778	694
General and administrative expenses	7,150	4,685	1,514
Total	$24,612	$22,737	$5,564

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Equity award – share options(1)(4)	$11,176	$6,761	$3,585
Equity award – restricted shares(2)(3)	(730)	—	—
Equity award – restricted share units(5)	11,455	15,636	2,351
Liability award – venture partners plan	2,711	340	(372)
Total	$24,612	$22,737	$5,564

(1)
Including share options granted to employees as part of post-combination compensation of US$0.4 million, US$0.1 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)
Including restricted shares granted by the Founder for equity classified award of US$0.1 million, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(3)
Including reversal of restricted shares granted to employees as part of post-combination compensation of US$1.3 million due to certain employees’ failure to meet the service condition, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(4)
Including immediate recognition of remaining unrecognized compensation expenses of share options granted to certain employees as a result of the cancellation of their equity awards of nil, US$1.9 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(5)
Including immediate recognition of remaining unrecognized compensation expenses of restricted share units granted to certain employees as a result of the cancellation of their equity awards of nil, US$9.5 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

The income tax benefit recognized in the consolidated statements of comprehensive (loss) income for share-based compensation expenses is immaterial and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for the years ended December 31, 2023, 2024 and 2025, respectively.

Equity Incentive Plans

On August 8, 2014, the board of directors of the Company adopted the Company’s 2014 Equity Incentive Plan (“2014 Plan”) and reserved 20,000,000 ordinary shares for issuance under share options to be granted to employees, directors and consultants of the Group in its U.S. and PRC operations.

Before the Corporate Reorganization plan was formed and implemented, the Group intended to use API Investment Limited as the issuer in connection with the Group’s initial public offering. As such, in January 2019, the board of directors of API Investment Limited approved and adopted the 2018 Equity Incentive Plan (“2018 Plan”) to provide incentives to employees, directors and consultants of the Group and reserved 25,740,835 ordinary shares for issuance under share options to be granted under the 2018 Plan. The terms of the 2018 Plan adopted by API Investment Limited are substantively the same as the terms of the 2014 Plan adopted by the Company and the 2014 Plan was not terminated. However, in December 2019, management decided to instead use the Company as the issuer in connection with the Group’s initial public offering and in January 2020, as part of the Corporate Reorganization, the Company assumed from API Investment Limited, each option granted under the 2018 Plan. As a result, the options to purchase shares of API Investment Limited granted under the 2018 Plan became options to purchase shares of the Company, and the Company otherwise assumed the same obligations and duties in respect of such options while maintaining their respective terms and vesting schedules. This replacement of awards did not have any accounting consequence. In connection with the assumption, the 2018 Plan was terminated, and accordingly no further options will be available for issuance under the 2018 Plan. The 2018 Plan will continue to govern outstanding awards granted thereunder. The Company’s board of directors also resolved to amend the 2014 Plan to provide that the maximum number of shares of the Company which may be subject to awards granted under the 2014 Plan would be 34,613,165 ordinary shares minus the aggregate of (x) any shares issued pursuant to awards granted under the 2018 Plan prior to shareholder approval of the amendment and (y) any shares subject to share options or similar awards granted under the 2018 Plan outstanding as of the date of shareholder approval of the amendment.

At the end of June 2020, the board of directors approved and the Company adopted the Global Equity Incentive Plan (“Global Plan”). The terms of the Global Plan adopted by the Company are substantively the same as the terms of the 2014 Plan, which allows for the grant of non statutory share options, share appreciation rights, restricted shares, restricted share units, and performance awards to employees, directors and consultants and parent and subsidiary corporations’ employees and consultants. The 2014 Plan Plan will continue to govern the outstanding awards thereunder, while new award grants will be subject to the terms of the Global Plan.

During the year ended December 31, 2025, the Company granted to its employee various share options with service conditions and performance conditions under the Global Plan. Related compensation cost is not recognized until the performance condition becomes probable. If the performance condition is determined by management as probable, related compensation expense is recognized using the straight-line method over the estimated requisite service period during which the performance condition is expected to be satisfied.

Options have a contractual term of ten years from the grant date, and will generally vest over a period of two to ten years of continuous service.

The following table summarizes activities of the Company’s share options for the year ended December 31, 2025:

Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted-average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted-average Grant Date Fair Value Per Share
		(US$)	In years	(US$)	In years
Outstanding at December 31, 2024	32,667,241	0.59	8.25	15,733,975	0.75
Granted	34,993,424	1.04			0.30
Exercised	(3,602,932)	0.05		3,439,966
Forfeited	(617,245)	0.63
Outstanding at December 31, 2025	63,440,488	0.87	7.85	13,528,733	0.47
Vested and expected to vest at December 31, 2025	63,440,488	0.87	7.85	13,528,733	0.47
Exercisable at December 31, 2025	13,222,724	0.15	4.81	11,751,270	1.20

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of US$18.1 million, US$15.7 million and US$13.5 million as of December 31, 2023, 2024 and 2025, respectively.

The total fair value of share options vested during the years ended December 31, 2023, 2024 and 2025 were US$14.9 million, US$9.1 million and US$3.7 million, respectively. The share-based compensation expenses in relation to the share option recognized for the years ended December 31, 2023, 2024 and 2025 were US$11.2 million, US$6.8 million and US$3.6 million, respectively.

As of December 31, 2024 and 2025, there were US$6.4 million and US$12.6 million of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a remaining weighted-average vesting period of 3.5 and 4.0 years, respectively.

The fair value of options granted under the Company’s Plans for the years ended December 31, 2023, 2024 and 2025 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2023	2024	2025
Exercise price	US$0.10	US$0.0001-US$2.0	US$0.1-US$1.5
Fair value of the ordinary shares on the date of option grant	US$0.4950 - US$0.6375	US$0.4575 - US$1.0400	US$0.5500 - US$0.9600
Risk-free interest rate(1)	3.48% - 4.80%	3.94% - 4.57%	4.14% - 4.66%
Expected term (in years)	10	10	8 - 10
Expected dividend yield(2)	0%	0%	0%
Expected volatility(3)	55.18% - 56.32%	43.27% - 56.21%	41.68% - 45.25%
Expected forfeiture rate (post-vesting)	3%	3%, 10%	10%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)
The Company has no history or expectation of paying dividends on its ordinary shares.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry and the Company itself as at the valuation dates.

Restricted Shares

Granted by the Company

On December 16, 2013, the Company’s board of directors issued 30,800,000, 15,000,000 and 77,000,000 ordinary shares subject to certain restrictions to VoiceCrew Holdings Limited, management personnel and Sounds of Nature Limited, respectively. The 15,000,000 ordinary shares were held by VoiceCrew Holdings Limited on behalf of the management personnel. VoiceCrew Holdings Limited and Sounds of Nature Limited are both entities controlled by the Founder.

The restricted shares to the Founder-controlled entities and 5,000,000 of the restricted shares to the management personnel were released in accordance with the following schedule: (1) 25% of such restricted shares to the Founder shall be released from the restriction on the first anniversary of December 16, 2013; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing from the first anniversary of the December 16, 2013, provided that in each case that the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.

10 million of the restricted shares to the management personnel shall be released in accordance with the following schedule: (1) 25% of such restricted shares shall be released from the restriction on the first anniversary from November 7, 2014; and (2) the remaining restricted shares shall be released in 36 equal monthly installments commencing on November 7, 2015, as long as each holder remained a continuing full-time employee of any Group entity as of the date of such respective release

On May 18, 2017, the Company entered into an amended restricted shares agreement with VoiceCrew Limited, Soundscape Limited and the management personnel to extend the releasing period for unvested shares to be released monthly over another three years from May 18, 2017, provided that in each case the holder remains as an employee on a continuing full time basis of any Group entity as of the date of such respective release.

In connection with the Historical Reorganization and the Corporate Reorganization, the above mentioned restricted shares were swapped to API Investment Limited in December 2014, and swapped back to the Company in January 2020. There were no changes to the terms and conditions of the restricted shares arrangement and hence there was no accounting impact.

Among all the shares granted to the management personnel, a portion of the awards totaling 500,000 shares contained repurchase obligations by the Company such that a holder could request the Company to repurchase their share options upon an unsuccessful IPO or acquisition by another company by December 31, 2018 at the fair market value on the request date. This repurchase clause was provided within the restricted shares agreement to this group of management personnel to incentivize special contributions to the business and therefore the portion of the awards subject to the repurchase obligation were liability-classified awards.

In April 2019, the Company repurchased 100,000 restricted shares subject to repurchase obligation but already vested by then from the management personnel for a total consideration of US$0.1 million. The repurchase right was also waived and terminated by the grantee for the remaining 400,000 shares originally subject to repurchase. Accordingly, the classification of the liability-classified awards for the un-repurchased portion changed back to be equity-classified, and the share-based award liability related to unvested restricted shares were reclassified to additional paid-in capital on the modification date. There was no other accounting impact as a result of the repurchase and termination of repurchase right on remaining portion.

The share-based compensation expenses in relation to the restricted shares granted by the Company recognized for the years ended December 31, 2023, 2024 and 2025 were reversal of US$0.8 million primarily due to certain employees’ failure to meet the service condition, nil and nil, respectively.

Granted by the Founder

From the years of 2015 to 2019, the Founder further granted his restricted shares that were vested from VoiceCrew Limited to select management employees of the Group. Restricted shares agreements were signed with the management employees in consideration of their continuing employment with the Group.

The restricted shares to the management employees will be further released over a period of four years of continuous service, 25% of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.

The share-based compensation expenses in relation to the restricted shares granted by the Founder recognized for the years ended December 31, 2023, 2024 and 2025 were US$0.1 million, nil and nil, respectively.

Restricted Share Units

Granted by the Company

A restricted share unit (“RSU”) generally vest over a period of two to ten years of continuous service.

During the year ended December 31, 2025, the Company granted to its employee various RSUs with service conditions and market conditions under the Global Plan.

The grant date fair value of the awards with market condition was evaluated by using the Monte Carlo Simulation Model with the likelihood of achieving the market condition reflected in the fair value. The assumptions used in the measurement of the fair value at grant date were as follows:

Year Ended December 31,
2025
Weighted average share price	US$0.8250
Expected volatility(1)	45.72%
Expected life (years)	6
Risk-free interest rate(2)	3.91%
Expected dividend yield(3)	0%

(1)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry and the Company itself as at the valuation dates.
(2)
The risk-free interest rate of periods within the contractual life of the RSU is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(3)
The Company has no history or expectation of paying dividends on its ordinary shares.

The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value Per Share
		(US$)
Outstanding at December 31, 2024	21,392,760	0.60
Granted	14,917,524	0.44
Vested	(3,199,096)	0.76
Forfeited	(405,546)	0.73
Outstanding at December 31, 2025	32,705,642	0.52

The share-based compensation expenses in relation to the restricted share units granted by the Company recognized for the years ended December 31, 2023, 2024 and 2025 were US$11.5 million, US$15.6 million and US$2.4 million, respectively.

As of December 31, 2023, 2024 and 2025, there were US$25.7 million, US$10.9 million and US$14.8 million unrecognized share-based compensation expenses related to restricted share units, which is expected to be recognized over a weighted-average period of 6.1, 7.7 and 6.6 years.

Venture Partners Plan

In November 2020, the Company adopted and board of directors approved the Venture Partners Plan (“VPP Program”) as a complement to the current bonus and equity incentive plans.

Under the VPP Program, the Company grants VPPs to employees, consultants and directors to participate in the program; the VPPs will be converted to and paid out in cash or settled in shares at the discretion of the Company. The VPP Program is administered by the compensation committee of the board of directors or any personnel appointed by the compensation committee (“administrator”). The administrator has the authority and discretion necessary or appropriate to administer the VPP Program and to control its operation, including determining the adjusted profits for each performance year which will be allocated as the annual shared profit and the accumulated retained profit (if any), determining the method and timing of settlement. The compensation committee of the board of directors may, at any time, amend, alter, suspend or terminate the VPP Program.

The VPP Program stipulates that a participant is entitled to the annual shared profit contingent on their service through the annual performance period. While the annual shared profit is typically settled in the year following the performance year, the accumulated retained profit will be settled at a future period that is determined by the administrator.

As of December 31, 2024, US$0.2 million out of the liability awards for the 2023 performance year have been settled in the form of share options with a zero-dollar exercise price that vested immediately upon the settlement date, and US$ 2.7 million out of the liability awards for the 2023 performance year have been settled in the form of cash, with the US$0.3 million reversed in relation to liability awards to be settled in the form of share options due to the overall performance of the Company. For the year ended December 31, 2024, US$2.0 million and US$0.6 million were recorded in relation to the program for the 2024 performance year for liability awards to be settled in the form of cash and share options, respectively, and there is nil estimated unrecognized share-based compensation expenses related to the 2024 program for liability awards to be settled in the form of share options.

As of December 31, 2025, US$0.2 million out of the liability awards for the 2024 performance year have been settled in the form of share options with a zero-dollar exercise price that vested immediately upon the settlement date, and US$2.1 million out of the liability awards for the 2024 performance year have been settled in the form of cash, with the US$0.4 million reversed in relation to liability awards to be settled in the form of share options due to the overall performance of the Company. For the year ended December 31, 2025, US$2.7 million and nil were recorded in relation to the program for the 2025 performance year, and there is nil estimated unrecognized share-based compensation expenses related to the 2025 program for liability awards to be settled in the form of share options.